Accounting policies - Effect of change in assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Projected shift in HPI spot rate, Assets (as a percent)	10.00%
Projected shift in HPI spot rate, Liabilities (as a percent)	10.00%
Level 3
Disclosure of detailed information about financial instruments [line items]
Net (loss) gain recognized in profit or loss arising from models whose significant inputs are unobservable market data	€ 10.0	€ (116.0)	€ 60.0
Present Value Method And Other Interest Rate Curves Foreign Exchange Market Prices And Credit Curves [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	1.8
Present Value Method And Other Interest Rate Curves Foreign Exchange Market Prices And Credit Curves [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(1.8)
Financial liabilities held for trading | Derivatives | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	(1.2)
Financial liabilities held for trading | Derivatives | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 1.2
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	0.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	5.00%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Liabilities (as a percent)	2.60%
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (5.4)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 5.8
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Liabilities	722.0
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of liabilities due to change in inputs	€ (4.9)
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of liabilities due to change in inputs	€ 4.8
Financial liabilities held for trading | Derivatives | Present Value Method, Modified Black Scholes Model Approach, Curves On Tab Indices [Member]
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Liabilities (as a percent)	1.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Minimum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	55.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Maximum
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	75.00%
Hedging derivatives, category | Derivatives | Advanced local and stochastic volatility model, correlation between share prices | Weighted average
Disclosure of detailed information about financial instruments [line items]
Correlation between share prices (as a percent)	65.00%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Minimum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.0001%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Maximum
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.03%
Hedging derivatives, category | Derivatives | Advanced multi-factor interest rate models | Weighted average
Disclosure of detailed information about financial instruments [line items]
Mean reversion of interest rates, Liabilities (as a percent)	0.01%
Financial liabilities designated at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	0.0001%
Financial liabilities designated at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Potential downward movement from current parameter of mean reversion of interest rates, Liabilities (as a percent)	0.03%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Minimum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	0.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Maximum
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	100.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Litigation contingencies, Assets (as a percent)	29.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (23.8)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other Valuation, Litigation Contingencies [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	9.7
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other, Default And Prepayment Rates, Etc. [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(6.6)
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Present Value Method And Other, Default And Prepayment Rates, Etc. [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 6.6
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Local Volatility Valuation Technique [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	34.00%
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Local Volatility Valuation Technique [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 244.9
Financial assets at fair value through other comprehensive income, category | Debt and equity instruments | Local Volatility Valuation Technique [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (313.8)
Financial assets held for trading, category | Derivatives | Present Value Method
Disclosure of detailed information about financial instruments [line items]
Change of plus or (minus) basis points, Assets (as a percent)	1.00%
Financial assets held for trading, category | Derivatives | Present Value, Curves On TAB Indices Approach [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (0.3)
Financial assets held for trading, category | Derivatives | Present Value, Curves On TAB Indices Approach [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 0.3
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.70%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (24.0)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI forward growth rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 20.7
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Assets	783.0
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (7.8)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, HPI spot rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 7.8
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Minimum
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	11.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Maximum
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	17.00%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	14.75%
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (34.4)
Financial assets held for trading, category | Derivatives | Present Value Method, Modified Black-Scholes Model, FX Volatility In Long Term [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	5.0
Financial assets held for trading, category | Derivatives | Interest Rate Curve Foreign Exchange Market Prices [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	(163.2)
Financial assets held for trading, category | Derivatives | Interest Rate Curve Foreign Exchange Market Prices [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (84.4)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Minimum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	0.00%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Maximum
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	5.00%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI forward growth rate, Assets (as a percent)	2.80%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (6.2)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Loans and advances - Customers | Probability-weighted set (per forecast mortality rates) of European HPI Options using Black-Scholes model | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 5.0
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Weighted average
Disclosure of detailed information about financial instruments [line items]
HPI spot rate, Assets	783
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (11.2)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Probability-weighted set (per forecast mortality rates) of HPI forwards, using the present value model, HIP forward growth rate | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 11.2
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | TD Black Valuation Method [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
FX Volatility in long-term, Assets (as a percent)	4.70%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | TD Black Valuation Method [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 2.2
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | TD Black Valuation Method [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (11.5)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Model Asset Swap And CDS [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Model interest rate curves and credit, as a percent	7.70%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Model Asset Swap And CDS [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (19.8)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Model Asset Swap And CDS [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 4.4
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique [Member] | Weighted average
Disclosure of detailed information about financial instruments [line items]
Long-term volatility, Assets (as a percent)	8.00%
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique [Member] | Unfavourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value of assets due to change in inputs	€ (121.2)
Non-Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value Category [Member] | Debt and equity instruments | Cvx Adjustment SLN Valuation Technique [Member] | Favourable Scenario [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in fair value of assets due to change in inputs	€ 105.1